CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Treasury Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance (in shares) at Dec. 31, 2013	16,666,666
Balance at Dec. 31, 2013	$ 167		$ 243,224	$ (70)	$ 243,321
Increase (decrease) in Shareholders' Equity [Roll Forward]
New issues of stock net of issuance cost	$ 67		100,085	0	100,152
New issues of stock net of issuance cost (in shares)	6,764,704
Dividends distributed	$ 0		(12,094)	(8,582)	(20,676)
Net Income (Loss)	$ 0		0	8,652	8,652
Balance (in shares) at Sep. 30, 2014	23,431,370
Balance at Sep. 30, 2014	$ 234		331,215	0	331,449
Balance (in shares) at Dec. 31, 2014	23,431,370	0
Balance at Dec. 31, 2014	$ 234	$ 0	318,996	0	319,230
Increase (decrease) in Shareholders' Equity [Roll Forward]
Repurchase of shares (in shares)		(499,974)
Repurchase of shares	0	$ (3,451)	0	0	(3,451)
Return of Capital	0	0	(18,501)	0	(18,501)
Net Income (Loss)	$ 0	$ 0	0	(6,407)	(6,407)
Balance (in shares) at Sep. 30, 2015	23,431,370	(499,974)
Balance at Sep. 30, 2015	$ 234	$ (3,451)	$ 300,495	$ (6,407)	$ 290,871